DUE FROM RELATED PARTY (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

Name	Nature	December 31,
		2012	2011

Suzhou Tongsheng Dual Metal Material Co., Ltd (a)	Account receivable	$1,685,049	$-
Shenzhen Tofa Complex Metal Material Co., Ltd. (a)	Account receivable	1,778,494	1,285,791
		$3,463,543	$1,285,791

(a)	Suzhou Tongsheng Dual Metal Material Co., Ltd and Shenzhen Tofa Complex Metal Material Co. Ltd are controlled by Chuan Tao Zheng, Chairman, CEO and Stockholder of the Company.